Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restricted Cash
Restricted Cash

Note 7. Restricted Cash

The following table reconciles cash, cash equivalents, and restricted cash from the condensed consolidated balance sheets to the condensed consolidated statements of cash flows (in thousands):

	June 30,
	2023	2022
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$166,806	$310,802
Restricted cash included within prepaid expenses and other current assets	380	2,941
Restricted cash included within other non-current assets	4,014	4,000
Total cash, cash equivalents and restricted cash shown in the condensed consolidated statements of cash flows	$171,200	$317,743

Restricted cash included within prepaid expenses and other current assets is restricted by an agreement with the Bill & Melinda Gates Foundation (“Gates Foundation”). The restriction on these funds lapses as the Company fulfills its obligations in the agreement. Restricted cash included within other non-current assets is to secure a letter of credit for one of our office leases and is expected to be maintained as a security deposit throughout the duration of the lease.

Note 6. Restricted Cash

A reconciliation of cash, cash equivalents and restricted cash from the consolidated balance sheets to the consolidated statements of cash flows as of December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$162,561	$422,841
Restricted cash included within prepaid expenses and other current assets	253	—
Restricted cash included within other non-current assets	4,014	4,000
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$166,828	$426,841

In the second quarter of 2021, the Company delivered a $4.0 million letter of credit for the Company’s Burlington, MA lease, secured by a deposit of the same amount with a financial institution that issued the letter of credit. The deposit is classified as restricted cash and included in other non-current assets on the consolidated balance sheets.

During the year ended December 31, 2022, the Company received $5.5 million from the Bill & Melinda Gates Foundation (“BMGF”). Due to a legal restriction in the agreement with the BMGF, these funds are classified as restricted cash and included in prepaid expenses and other current assets on the consolidated balance sheets. As of December 31, 2022, the Company has released $5.2 million of the BMGF funds from restricted cash as the Company partially fulfilled its obligations under the agreement.